General (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 30, 2026	Jul. 31, 2025	Apr. 30, 2025	May 31, 2024	Dec. 31, 2023	May 31, 2023	Feb. 17, 2022
Disclosure of associates [line items]
Additional funding amount												$ 65,000
Gross profit		$ 337	$ 1,342	$ 660	$ 2,080	$ 3,254
Accumulated deficit		239,269	$ 219,090	239,269	$ 219,090	228,925
Cash and cash equivalents, short-term and restricted bank deposits		35,800		35,800
U.S. Department of Defense (DOW) [Member]
Disclosure of associates [line items]
Funding amount		$ 18,243		$ 18,243									$ 2,727
Additional funding amount								$ 2,715	$ 937	$ 1,557	$ 9,117
Advance funding											$ 1,190
BARDA [Member]
Disclosure of associates [line items]
Contract amount for research, development and manufacturing	$ 165,000
Funding amount						99,809	$ 197,000					110,000
Additional funding amount						16,500						$ 10,000
Gross profit						$ 10,500